Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of Selected Financial Information by Segment
The following tables summarize selected financial information by segment for the years ended December 31, 2025, 2024 and 2023.

	For the year ended December 31, 2025
(€ thousands)	Zegna	Thom Browne	Tom Ford Fashion	Corporate	Intersegment Eliminations	Group Consolidated
Revenues with third parties	1,331,422	268,469	317,056	—	—	1,916,947
Inter segment revenues	31,755	430	—	—	(32,185)	—
Revenues	1,363,177	268,899	317,056	—	(32,185)	1,916,947

Profit before taxes						140,042
Financial income						(41,509)
Financial expenses						50,471
Foreign exchange gains						(9,000)
Result from investments accounted for using the equity method						(524)
Operating profit						139,480
Adjustments:
Net impairments of leased and owned stores (1)	4,129	495	10,415	—	—	15,039
Severance indemnities and provisions for severance expenses (2)	3,899	3,079	1,021	—	—	7,999
Legal costs for trademark dispute (3)	—	442	—	—	—	442
Adjusted EBIT	196,708	952	(15,539)	(19,044)	(117)	162,960

Depreciation and amortization	(172,735)	(30,325)	(41,734)	(90)	—	(244,884)
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(1)Net impairment of leased and owned stores includes (i) impairment of €5,026 thousand related to property, plant and equipment, (ii) impairment of €9,941 thousand related to right-of-use assets and (iii) impairment of €72 thousand, related to intangible assets. These amounts are recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
(2)Relates to severance indemnities of €7,999 thousand. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
(3)Relates to legal costs of €442 thousand in connection with defending a legal dispute initiated by Adidas AG alleging that Thom Browne infringed on its intellectual property rights. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.

	For the year ended December 31, 2024
(€ thousands)	Zegna	Thom Browne	Tom Ford Fashion	Corporate	Intersegment Eliminations	Group Consolidated
Revenues with third parties	1,317,421	314,712	314,514	—	—	1,946,647
Inter segment revenues	31,418	106	—	—	(31,524)	—
Revenues	1,348,839	314,818	314,514	—	(31,524)	1,946,647

Profit before taxes						130,608
Financial income						(26,028)
Financial expenses						51,995
Foreign exchange losses						11,338
Result from investments accounted for using the equity method						(1,061)
Operating profit						166,852
Adjustments:
Net impairment of leased and owned stores (1)	4,150	2,957	4,089	—	—	11,196
Severance indemnities and provisions for severance expenses (2)	2,688	—	1,464	726	—	4,878
Legal costs for trademark dispute (3)	—	1,061	—	—	—	1,061
Transaction costs related to acquisitions (4)	—	—	—	33	—	33
Adjusted EBIT	187,598	27,319	(10,116)	(19,977)	(804)	184,020

Depreciation and amortization	(157,482)	(28,001)	(39,198)	(73)	—	(224,754)
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(1)Net impairment of leased and owned stores includes (i) impairment of €3,233 thousand related to property, plant and equipment, (ii) impairment of €7,905 thousand related to right-of-use assets and (iii) impairment of €58 thousand, related to intangible assets. These amounts are recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
(2)Relates to severance indemnities of €4,878 thousand. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
(3)Relates to legal costs (net of reimbursements) of €1,061 thousand in connection with defending a legal dispute initiated by Adidas AG alleging that Thom Browne infringed on its intellectual property rights. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
(4)Relates to transaction costs of €33 thousand for consultancy and legal fees related to the acquisition of the ZEGNA business in South Korea. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.

	For the year ended December 31, 2023
(€ thousands)	Zegna	Thom Browne	Tom Ford Fashion	Corporate	Intersegment Eliminations	Group Consolidated
Revenues with third parties	1,290,608	378,410	235,531	—	—	1,904,549
Inter segment revenues	31,437	1,877	13	—	(33,327)	—
Revenues	1,322,045	380,287	235,544	—	(33,327)	1,904,549

Profit before taxes						169,094
Financial income						(37,282)
Financial expenses						68,121
Foreign exchange losses						5,262
Result from investments accounted for using the equity method						2,953
Operating profit						208,148
Adjustments:
Transaction costs related to acquisitions (1)	—	263	—	5,738	—	6,001
Severance indemnities and provisions for severance expenses (2)	1,166	—	2,836	—	—	4,002
Legal costs for trademark dispute (3)	—	2,168	—	—	—	2,168
Costs related to the Business Combination (4)	1,066	98	—	976	—	2,140
Net impairment of leased and owned stores (5)	854	18	910	—	—	1,782
Special donations for social responsibility (6)	—	—	—	100	—	100
Net income related to lease agreements (7)	(4,129)	—	—	—	—	(4,129)
Adjusted EBIT	193,466	58,969	(1,741)	(30,423)	(59)	220,212

Depreciation and amortization	(139,902)	(27,214)	(26,008)	(46)	—	(193,170)
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(1)Relates to transaction costs of €6,001 thousand for consultancy and legal fees, primarily related to the TFI Acquisition and, to a lesser extent, the acquisition of the Thom Browne business in South Korea and the acquisition of a 25% interest in Norda Run. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
(2)Relates to severance indemnities of €4,002 thousand. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
(3)Relates to legal costs of €2,168 thousand in connection with defending a legal dispute initiated by Adidas AG alleging that Thom Browne infringed on its intellectual property rights. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
(4)Costs related to the Business Combination of €2,140 thousand relate to the grant of equity awards to management in 2021 with vesting subject to the public listing of the Company’s shares and certain other performance and/or service conditions. This amount is recorded within “selling, general and administrative expenses” for €2,034 thousand and “cost of sales” for €106 thousand in the consolidated statement of profit and loss.
(5)Net impairment of leased and owned stores includes (i) impairment of €915 thousand related to property, plant and equipment, (ii) impairment of €832 thousand related to right-of-use assets and (iii) impairment of €35 thousand, related to intangible assets. These amounts are recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
(6)Relates to a donation of €100 thousand to support initiatives related to humanitarian emergencies in Turkey. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
(7)Net income related to lease agreements of €4,129 thousand relates to the derecognition of lease liabilities following a change in terms of a lease agreement in Hong Kong. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
The following table summarizes non-current assets (other than financial instruments and deferred tax assets) by geography at December 31, 2025 and 2024.

	At December 31,
(€ thousands)	2025	2024
EMEA (1)	516,202	412,902
of which Italy	302,941	236,496
Americas (2)	748,996	797,408
of which United States	720,968	785,584
Greater China Region	85,907	117,329
Rest of APAC (3)	90,847	92,657
Total non-current assets (other than financial instruments and deferred tax assets)	1,441,952	1,420,296
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(1)EMEA includes Europe, the Middle East and Africa.
(2)Americas includes the United States of America, Canada, Mexico, Brazil and other Central and South American countries.
(3)Rest of APAC includes Japan, South Korea, Singapore, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.